Schedule of Investments (unaudited) March 31, 2024	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 6.4%
Albemarle Corp.	19,588	$2,580,523
CF Industries Holdings, Inc.(a)	129,277	10,757,139
Corteva, Inc.	301,413	17,382,488
Nutrien Ltd.	480,097	26,074,068

		56,794,218

Construction Materials — 0.8%
CRH PLC	80,150	6,913,739

Containers & Packaging — 9.6%
Avery Dennison Corp.	83,177	18,569,265
Graphic Packaging Holding Co.	469,812	13,709,114
Packaging Corp. of America(a)	102,319	19,418,100
Smurfit Kappa Group PLC	736,451	33,579,091

		85,275,570

Energy Equipment & Services — 1.1%
Saipem SpA(b)	3,993,000	9,754,005

Food Products — 2.8%
Bunge Global SA	168,237	17,247,657
Hofseth International, (Acquired 05/26/21, Cost: $10,198,056)(b)(c)(d)	18,993,283	7,400,321

		24,647,978

Machinery — 1.9%
AGCO Corp.(e)	139,452	17,155,385

Metals & Mining — 38.5%
Alcoa Corp.	297,655	10,057,762
Anglo American PLC	459,496	11,323,276
ArcelorMittal SA, Registered Shares(f)	675,617	18,633,517
Barrick Gold Corp.	1,041,413	17,329,112
BHP Group Ltd., ADR(a)	560,712	32,347,475
Filo Corp.(b)	109,223	1,906,998
Filo Corp. Legend(b)	175,560	3,065,220
First Quantum Minerals Ltd.	666,478	7,163,944
Franco-Nevada Corp.	64,021	7,628,742
Freeport-McMoRan, Inc.(a)(e)	874,105	41,100,417
Glencore PLC	3,829,190	21,012,894
Newmont Corp.	348,688	12,496,978
Norsk Hydro ASA	4,174,600	22,941,034
Nucor Corp.	49,832	9,861,753
Polyus PJSC(b)(c)	104,732	11
Rio Tinto PLC	479,596	30,322,387
Steel Dynamics, Inc.	36,825	5,458,570
Stelco Holdings, Inc.	470,342	15,510,817
Teck Resources Ltd., Class B	678,846	31,077,570
Vale SA, ADR	608,383	7,416,189
Wheaton Precious Metals Corp.	746,104	35,163,882

		341,818,548

Oil, Gas & Consumable Fuels — 36.9%
BP PLC	7,380,213	46,299,210
Canadian Natural Resources Ltd.	309,181	23,585,451
Cheniere Energy, Inc.(e)	68,558	11,057,034
Chevron Corp.(a)(e)	77,923	12,291,574
ConocoPhillips(a)	154,798	19,702,689
Diamondback Energy, Inc.	52,900	10,483,193
Exxon Mobil Corp.(a)	468,300	54,435,192
Gazprom PJSC(b)(c)	5,430,000	587
Hess Corp.	139,550	21,300,912
Kosmos Energy Ltd.(b)(f)	1,167,000	6,955,320

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	97,400	$19,626,100
Shell PLC, ADR(a)	1,040,175	69,733,341
TotalEnergies SE	472,736	32,519,217

		327,989,820

Paper & Forest Products — 1.4%
Precious Woods Holding AG, Registered Shares(b)	20,000	133,060
UPM-Kymmene OYJ	363,992	12,126,994

		12,260,054

Total Common Stocks — 99.4% (Cost: $751,117,978)		882,609,317

	Par (000)

Corporate Bonds

Metals & Mining — 0.8%
Allied Gold Corp., 8.75%, 09/07/28(g)(h)	$7,200	7,200,000

Total Corporate Bonds — 0.8% (Cost: $7,200,000)		7,200,000

Total Long-Term Investments — 100.2% (Cost: $758,317,978)		889,809,317

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(i)(j)(k)	1,468,574	1,469,162
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(i)(j)	11,282,607	11,282,607

Total Short-Term Securities — 1.4% (Cost: $12,751,916)		12,751,769

Total Investments Before Options Written — 101.6% (Cost: $771,069,894)		902,561,086

Options Written — (1.6)% (Premiums Received: $(7,016,816))		(14,177,297)

Total Investments, Net of Options Written — 100.0% (Cost: $764,053,078)		888,383,789
Liabilities in Excess of Other Assets — 0.0%		(47,301)

Net Assets — 100.0%		$888,336,488

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $7,400,321, representing 0.8% of its net assets as of period end, and an original cost of $10,198,056.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	All or a portion of this security is on loan.
(g)	Convertible security.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Resources & Commodities Strategy Trust (BCX)

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,469,312	(a)	$—		$(4)	$(146)	$1,469,162	1,468,574	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,160,077	—		(2,877,470	)(a)	—	—	11,282,607	11,282,607	203,375		—
SL Liquidity Series, LLC, Money Market Series(b)	6,150,469	—		(6,150,097	)(a)	(871)	499	—	—	6,542	(c)	—

						$(875)	$353	$12,751,769		$209,917		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Barrick Gold Corp.	600	04/05/24	USD	15.50	USD	998	$(66,900)
CF Industries Holdings, Inc.	149	04/05/24	USD	83.00	USD	1,240	(18,625)
Freeport-McMoRan, Inc.	412	04/05/24	USD	41.00	USD	1,937	(250,290)
Newmont Corp.	150	04/05/24	USD	32.00	USD	538	(53,775)
Nucor Corp.	92	04/05/24	USD	200.00	USD	1,821	(13,570)
Nutrien Ltd.	350	04/05/24	USD	55.00	USD	1,901	(13,125)
Shell PLC, ADR	658	04/05/24	USD	64.00	USD	4,411	(205,625)
Albemarle Corp.	35	04/12/24	USD	145.00	USD	461	(3,693)
Alcoa Corp.	460	04/12/24	USD	30.00	USD	1,554	(195,500)
Cheniere Energy, Inc.	85	04/12/24	USD	160.00	USD	1,371	(27,625)
Freeport-McMoRan, Inc.	1,000	04/12/24	USD	41.00	USD	4,702	(610,000)
Nucor Corp.	92	04/12/24	USD	190.00	USD	1,821	(82,110)
AGCO Corp.	258	04/19/24	USD	115.17	USD	3,174	(228,598)
Alcoa Corp.	184	04/19/24	USD	30.00	USD	622	(77,740)
Avery Dennison Corp.	178	04/19/24	USD	210.00	USD	3,974	(249,200)
Barrick Gold Corp.	650	04/19/24	USD	17.00	USD	1,082	(22,100)
BHP Group Ltd., ADR	956	04/19/24	USD	61.53	USD	5,515	(21,752)
Bunge Global SA	292	04/19/24	USD	95.00	USD	2,994	(239,440)
CF Industries Holdings, Inc.	148	04/19/24	USD	82.50	USD	1,232	(37,000)
Chevron Corp.	110	04/19/24	USD	155.00	USD	1,735	(48,400)
ConocoPhillips	171	04/19/24	USD	115.00	USD	2,176	(215,032)
Corteva, Inc.	600	04/19/24	USD	56.72	USD	3,460	(108,122)
CRH PLC	148	04/19/24	USD	85.00	USD	1,277	(51,430)
Diamondback Energy, Inc.	98	04/19/24	USD	175.00	USD	1,942	(235,200)
Exxon Mobil Corp.	897	04/19/24	USD	105.00	USD	10,427	(1,020,337)
Filo Corp.	202	04/19/24	CAD	26.00	CAD	478	(3,728)
Franco-Nevada Corp.	118	04/19/24	USD	120.00	USD	1,406	(36,580)
Freeport-McMoRan, Inc.	903	04/19/24	USD	42.00	USD	4,246	(467,302)
Marathon Petroleum Corp.	106	04/19/24	USD	180.00	USD	2,136	(238,765)

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Newmont Corp.	328	04/19/24	USD	37.50	USD	1,176	$(18,532)
Nutrien Ltd.	476	04/19/24	USD	55.00	USD	2,585	(45,220)
Packaging Corp. of America	182	04/19/24	USD	170.00	USD	3,454	(374,010)
Shell PLC, ADR	960	04/19/24	USD	67.50	USD	6,436	(91,200)
Stelco Holdings, Inc.	560	04/19/24	CAD	41.00	CAD	2,502	(177,771)
Vale SA, ADR	905	04/19/24	USD	13.00	USD	1,103	(6,788)
Albemarle Corp.	37	04/26/24	USD	130.00	USD	487	(30,710)
Alcoa Corp.	314	04/26/24	USD	35.00	USD	1,061	(47,257)
ArcelorMittal SA, Registered Shares	1,432	04/26/24	USD	27.00	USD	3,949	(164,680)
Barrick Gold Corp.	916	04/26/24	USD	16.00	USD	1,524	(87,020)
Cheniere Energy, Inc.	62	04/26/24	USD	165.00	USD	1,000	(13,175)
Chevron Corp.	38	04/26/24	USD	160.00	USD	599	(9,101)
ConocoPhillips	143	04/26/24	USD	121.00	USD	1,820	(107,607)
Exxon Mobil Corp.	315	04/26/24	USD	110.00	USD	3,662	(215,775)
Freeport-McMoRan, Inc.	575	04/26/24	USD	45.00	USD	2,704	(181,125)
Hess Corp.	208	04/26/24	USD	152.50	USD	3,175	(93,600)
Newmont Corp.	207	04/26/24	USD	36.00	USD	742	(28,773)
Nutrien Ltd.	475	04/26/24	USD	56.00	USD	2,580	(40,375)
Shell PLC, ADR	960	04/26/24	USD	65.00	USD	6,436	(266,400)
Vale SA, ADR	673	04/26/24	USD	12.50	USD	820	(18,844)
Alcoa Corp.	143	05/03/24	USD	32.00	USD	483	(44,402)
ArcelorMittal SA, Registered Shares	1,067	05/03/24	USD	28.00	USD	2,943	(90,695)
Barrick Gold Corp.	687	05/03/24	USD	16.50	USD	1,143	(40,190)
CF Industries Holdings, Inc.	181	05/03/24	USD	85.00	USD	1,506	(44,345)
Cheniere Energy, Inc.	106	05/03/24	USD	165.00	USD	1,710	(33,390)
Chevron Corp.	140	05/03/24	USD	160.00	USD	2,208	(41,300)
Hess Corp.	308	05/03/24	USD	160.00	USD	4,701	(80,080)
Newmont Corp.	155	05/03/24	USD	38.00	USD	556	(13,330)
Shell PLC, ADR	340	05/03/24	USD	69.00	USD	2,279	(28,900)
AGCO Corp.	257	05/17/24	USD	120.00	USD	3,162	(172,190)
Barrick Gold Corp.	1,000	05/17/24	USD	17.00	USD	1,664	(66,000)
BHP Group Ltd., ADR	755	05/17/24	USD	57.50	USD	4,356	(177,425)
Bunge Global SA	330	05/17/24	USD	97.50	USD	3,383	(202,950)
Canadian Natural Resources Ltd.	941	05/17/24	CAD	100.00	CAD	9,723	(392,503)
ConocoPhillips	87	05/17/24	USD	125.00	USD	1,107	(49,155)
CRH PLC	148	05/17/24	USD	84.15	USD	1,277	(71,696)
Diamondback Energy, Inc.	98	05/17/24	USD	185.00	USD	1,942	(177,870)
Exxon Mobil Corp.	233	05/17/24	USD	110.00	USD	2,708	(176,497)
Filo Corp.	202	05/17/24	CAD	25.00	CAD	478	(16,404)
Franco-Nevada Corp.	118	05/17/24	USD	120.00	USD	1,406	(64,900)
Freeport-McMoRan, Inc.	344	05/17/24	USD	45.00	USD	1,617	(129,000)
Marathon Petroleum Corp.	141	05/17/24	USD	195.00	USD	2,841	(177,307)
Newmont Corp.	450	05/17/24	USD	37.50	USD	1,613	(58,275)
Nutrien Ltd.	475	05/17/24	USD	55.00	USD	2,580	(102,125)
Packaging Corp. of America	196	05/17/24	USD	187.50	USD	3,720	(145,858)
Shell PLC, ADR	930	05/17/24	USD	67.50	USD	6,235	(160,425)
Stelco Holdings, Inc.	590	05/17/24	CAD	44.00	CAD	2,636	(145,916)
Vale SA, ADR	673	05/17/24	USD	13.00	USD	820	(16,152)
Canadian Natural Resources Ltd.	202	06/21/24	CAD	98.00	CAD	2,087	(119,674)
ConocoPhillips	171	06/21/24	USD	130.00	USD	2,176	(76,095)
Exxon Mobil Corp.	287	06/21/24	USD	115.00	USD	3,336	(149,240)
Stelco Holdings, Inc.	590	06/21/24	CAD	44.00	CAD	2,636	(173,139)

							$(10,296,955)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	UBS AG	1,500,000	04/02/24	GBP	4.81	GBP	7,456	$(285,025)

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Glencore PLC	Morgan Stanley & Co. International PLC	461,400	04/02/24	GBP	4.40	GBP	2,006	$(19,136)
Smurfit Kappa Group PLC	Goldman Sachs International	115,400	04/02/24	EUR	36.30	EUR	4,877	(746,108)
TotalEnergies SE	Morgan Stanley & Co. International PLC	258,800	04/02/24	EUR	62.06	EUR	16,502	(420,404)
Corteva, Inc.	Citibank N.A.	51,500	04/03/24	USD	56.37	USD	2,970	(81,168)
Rio Tinto PLC	Bank of America N.A.	124,400	04/03/24	GBP	54.62	GBP	6,232	(163)
UPM-Kymmene OYJ	Bank of America N.A.	127,300	04/03/24	EUR	29.33	EUR	3,931	(218,328)
BHP Group Ltd., ADR	JPMorgan Chase Bank N.A.	64,800	04/10/24	USD	60.81	USD	3,738	(9,361)
UPM-Kymmene OYJ	Goldman Sachs International	53,400	04/16/24	EUR	31.03	EUR	1,649	(21,198)
Avery Dennison Corp.	JPMorgan Chase Bank N.A.	12,900	04/24/24	USD	220.18	USD	2,880	(80,331)
Saipem SpA	Goldman Sachs International	738,700	04/24/24	EUR	2.34	EUR	1,673	(54,495)
Anglo American PLC	Bank of America N.A.	104,700	04/25/24	GBP	18.56	GBP	2,044	(182,548)
BP PLC	Bank of America N.A.	267,100	04/25/24	GBP	4.75	GBP	1,328	(82,574)
BP PLC	Bank of America N.A.	264,300	04/25/24	GBP	4.79	GBP	1,314	(69,406)
Glencore PLC	Bank of America N.A.	955,400	04/25/24	GBP	4.16	GBP	4,154	(299,849)
Smurfit Kappa Group PLC	UBS AG	152,500	04/25/24	EUR	39.24	EUR	6,445	(381,758)
UPM-Kymmene OYJ	Bank of America N.A.	53,400	04/25/24	EUR	30.45	EUR	1,649	(45,151)
Graphic Packaging Holding, Co.	Bank of America N.A.	69,800	04/29/24	USD	24.38	USD	2,037	(384,815)
Rio Tinto PLC	Bank of America N.A.	53,000	04/30/24	GBP	49.53	GBP	2,655	(123,128)
Saipem SpA	Goldman Sachs International	738,700	05/02/24	EUR	2.34	EUR	1,673	(66,083)
Anglo American PLC	Morgan Stanley & Co. International PLC	65,300	05/07/24	GBP	19.48	GBP	1,275	(77,808)
BP PLC	Bank of America N.A.	699,200	05/21/24	GBP	5.15	GBP	3,475	(60,892)
Graphic Packaging Holding, Co.	Bank of America N.A.	104,000	05/28/24	USD	29.00	USD	3,035	(170,613)

								$(3,880,342)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$56,794,218	$—	$—	$56,794,218
Construction Materials	6,913,739	—	—	6,913,739
Containers & Packaging	51,696,479	33,579,091	—	85,275,570
Energy Equipment & Services	—	9,754,005	—	9,754,005

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Food Products	$17,247,657	$—	$7,400,321	$24,647,978
Machinery	17,155,385	—	—	17,155,385
Metals & Mining	253,153,726	88,664,811	11	341,818,548
Oil, Gas & Consumable Fuels	249,170,806	78,818,427	587	327,989,820
Paper & Forest Products	—	12,260,054	—	12,260,054
Corporate Bonds	—	7,200,000	—	7,200,000
Short-Term Securities
Money Market Funds	12,751,769	—	—	12,751,769

	$664,883,779	$230,276,388	$7,400,919	$902,561,086

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(9,720,929)	$(4,456,368)	$—	$(14,177,297)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	5